GOLDEN AMERICAN LIFE INSURANCE COMPANY
1001 Jefferson Street, Wilmington, DE  19801           Tel:  (302) 576-3400
                                                       Fax:  (302) 576-3540



                              February 24, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


     Re:  Post-Effective Amendment No. 20 to
          Registration Statement on Form S-6 for
          Golden American Life Insurance Company
          Separate Account A File No. 33-23458

Ladies and Gentlemen:

     This letter filed pursuant to 497(j) of the Securities Act of 1933 certifies the following:

      (1) the form of prospectus and that would have been filed under paragraph (c) of Section 497 would not have differed from that contained in the most recent registration statement or amendment, and

      (2) the text of the most recent registration statement or amendment has been filed electronically.

     If you have any question, comments or need more information, please do not hesitate to contact the undersigned at (302) 576-3516.

                              Sincerely,


                              /s/Marilyn Talman
                              -----------------------
                              Marilyn Talman
                              Vice President, Associate General
                               Counsel and Assistant Secretary